Joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [line items]
Interest in Associate and Joint Ventures
	2024 US$’000	2023 US$’000
Interest in joint ventures	81,371	60,172

Vista Shipping Pte. Ltd. [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
The following table summarises the financial information of Vista Shipping as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Vista Shipping.

	2024 US$’000	2023 US$’000
Percentage ownership interest	50%	50%

Non-current assets	427,959	397,965
Current assets	63,657	54,092
Non-current liabilities	(317,722)	(336,598)
Current liabilities	(45,350)	(28,564)
Net assets (100%)	128,544	86,895
Group’s share of net assets (50%)	64,272	43,448

Revenue	112,907	91,191
Other income	2,623	1,963
Expenses	(73,951)	(56,914)
Profit and total comprehensive income (100%)	41,579	36,240

Profit and total comprehensive income (50%)	20,790	18,120
Adjustment to previously recognised share of profit/(loss) from prior year	35	(170)
Group’s share of total comprehensive income (50%)	20,825	17,950

H&A Shipping [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
The following table summarises the financial information of H&A Shipping as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in H&A Shipping.
	2024 US$’000	2023 US$’000
Percentage ownership interest	50%	50%

Non-current assets	59,892	62,990
Current assets	5,388	5,308
Non-current liabilities	(46,093)	(52,038)
Current liabilities	(4,940)	(4,548)
Net assets (100%)	14,247	11,712

Group’s share of net assets (50%)	7,124	5,856
Shareholder’s loans	6,308	7,668
Alignment of accounting policies	1,153	1,006
Carrying amount of interest in joint venture	14,585	14,530

Revenue	11,459	11,438
Other income	1,866	1,458
Expenses	(10,791)	(10,857)
Profit and total comprehensive income (100%)	2,534	2,039

Profit and total comprehensive income (50%)	1,267	1,019
Alignment of accounting policies	147	147
Group’s share of total comprehensive income (50%)	1,414	1,166

Ecomar [Member]
Disclosure of joint ventures [line items]
Financial Information of Joint Venture
The following table summarises the financial information of Ecomar as included in its own consolidated financial statements. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Ecomar.

	2024 US$’000	2023 US$’000
Percentage ownership interest	50%	50%

Non-current assets	68,964	31,873
Current assets	4,928	—
Non-current liabilities	(77,032)	(31,849)
Net (liabilities)/assets (100%)	(3,140)	24

Group’s share of net assets (50%)	(1,570)	12
Unrecognised share of losses	1,633	—
Translation reserve	(63)	—
Carrying amount of interest in joint venture	—	12

Revenue	—	—
Other income	32	1
Expenses	(3,321)	(87)
Loss and total comprehensive loss (100%)	(3,289)	(86)

Loss and total comprehensive loss (50%)	(1,645)	(43)
Unrecognised share of losses	1,633	—
Group’s share of total comprehensive loss (50%)	(12)	(43)